                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21129

   Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               Pasadena, CA 91101
               (Address of principal executive offices) (Zip code)

                               Donald F. Crumrine
                        Flaherty & Crumrine Incorporated
                      301 E. Colorado Boulevard, Suite 720
                               Pasadena, CA 91101
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300

                      Date of fiscal year end: November 30

                   Date of reporting period: February 28, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND

To the Shareholders of Flaherty & Crumrine/Claymore Preferred Securities Income
Fund:

     During the first fiscal quarter of 2011, the total return on net asset value(1) of the Fund was +6.0%. Since the depth of the financial crisis, the Fund has delivered eight consecutive quarters of positive returns. We never tire of reporting positive returns, but our focus remains on providing high current income to shareholders.

     Present conditions for the Fund's dividend are about as good as we can recall. Low short-term interest rates have continued to amplify the Fund's leverage strategy - we are able to borrow funds at historically attractive levels. At the same time, the investment portfolio is generating relatively high levels of income. We don't see anything on the immediate horizon to change these conditions, but one or both sides of the equation is likely to come under pressure sometime down the road.

     As of this writing, the world is still dealing with the devastating events in Japan. Our thoughts go out to the people of Japan in these difficult times. Global financial markets were weaker in the immediate aftermath of the disaster, as investors assessed the impact. The Fund has very little direct exposure to the Japanese economy, and we do not anticipate any material decline in the credit quality of our holdings as a result of these events. Rest assured we are monitoring the impact very closely.

     The situation at the Fukushima Dai-Ichi nuclear plant has raised fresh questions about nuclear power safety around the world. Since the Fund must have at least 25% of the portfolio invested in the utility industry, the topic is very relevant. We do not believe the incident in Japan will negatively impact utility positions owned by the Fund in any material way. In the U.S., most regulated utility companies have reduced their exposure to nuclear energy, and very few have "bet the farm" on this form of power generation.

     The European sovereign debt situation continues to simmer. It may boil over in Portugal and require a bailout similar to those in Greece and Ireland. This may create some turbulence in the preferred market, but the overall impact on the Fund should be modest. The Fund has no direct investments in Portuguese banks or sovereign debt. Although it does own securities issued by companies with exposure to Portugal, we believe those exposures are manageable given the strength and diversification of those companies' activities.

     Preferred securities issued by banks comprise the largest portion of the Fund's portfolio and, thus, play a critical role in the Fund's strategy. Bank regulators here and abroad have analyzed bank securities in light of the financial crisis, and some conclusions have begun to trickle out. The Basel Committee on Bank Supervision, the body charged with setting global capital standards, has finalized its recommendations for bank capital, although it will be up to regulators in individual countries to adopt these standards. Bank regulators in the U.S. have until July of this year to propose new capital rules, and we expect final rules will be issued before year-end. Over time, we expect the current crop of preferred securities issued by banks to be replaced with new securities designed to conform to the new standards. As details of the new securities become known, we will study them carefully and determine their appropriateness for the Fund. Based on the information currently available, we are optimistic about the transition.

----------
(1) Following the methodology required by the SEC, total return includes income, principal change and the impact of the Fund's leverage.

     We encourage you to visit the Fund's website www.fcclaymore.com for a more in-depth discussion of conditions in the preferred markets, as well as the broader economy.

Sincerely,


/s/ Donald F. Crumrine                  /s/ Robert M. Ettinger

Donald F. Crumrine                      Robert M. Ettinger
Chairman                                President

April 5, 2011

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                                              PORTFOLIO OVERVIEW
                                                   FEBRUARY 28, 2011 (UNAUDITED)

FUND STATISTICS
---------------
Net Asset Value                   $     16.88
Market Price                      $     17.01
Premium                                  0.77%
Yield on Market Price                    9.17%
Common Stock Shares Outstanding    42,885,580

MOODY'S RATINGS            % OF NET ASSETS+
---------------            ----------------
AAA                               0.4%
A                                 7.6%
BBB                              72.5%
BB                               14.6%
Below "BB"                        2.9%
Not Rated*                        0.8%
Below Investment Grade**         14.8%

*    Does not include net other assets and liabilities of 1.2%.

**   Below investment grade by both Moody's and S&P.

                                  (PIE CHART)

INDUSTRY CATEGORIES   % OF NET ASSETS+
-------------------   ----------------
Banking                      39%
Utilities                    25%
Insurance                    25%
Energy                        5%
Financial Services            3%
Other                         3%

TOP 10 HOLDINGS BY ISSUER   % OF NET ASSETS+
-------------------------   ----------------
Liberty Mutual Group               5.6%
Banco Santander                    5.4%
Capital One Financial              4.4%
Metlife                            3.9%
Wells Fargo                        3.6%
Dominion Resources                 3.3%
Enbridge Energy Partners           3.0%
Axis Capital                       2.8%
HSBC Plc                           2.7%
Puget Energy                       2.6%

                                                                                          % OF NET ASSETS***+
                                                                                          -------------------
Holdings Generating Qualified Dividend Income (QDI) for Individuals                                30%
Holdings Generating Income Eligible for the Corporate Dividend Received Deduction (DRD)            15%

*** This does not reflect year-end results or actual tax categorization of Fund distributions. These percentages can, and do, change, perhaps significantly, depending on market conditions. Investors should consult their tax advisor regarding their personal situation.

+    Net Assets includes assets attributable to the use of leverage.

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2011 (UNAUDITED)

SHARES/$ PAR                                                                                         VALUE
------------                                                                                    --------------
PREFERRED SECURITIES -- 94.2%
              BANKING -- 38.4%
$17,750,000   Astoria Capital Trust I, 9.75% 11/01/29, Series B ....................            $   18,501,943(1)
  2,046,320   Banco Santander, 10.50% Pfd., Series 10 ..............................                58,509,405**(1)(2)
              Bank of America Corporation:
     80,000      8.20% Pfd. ........................................................                 2,072,000*
    151,540      8.625% Pfd. .......................................................                 3,955,194*(1)
$ 2,815,000   BankAmerica Institutional, Series A, 8.07% 12/31/26, 144A**** ........                 2,871,300
              Barclays Bank PLC:
$14,750,000      6.278% ............................................................                12,758,750**(1)(2)
      3,300      7.75% Pfd., Series 4 ..............................................                    83,787**(2)
    529,700      8.125% Pfd., Series 5 .............................................                13,655,666**(1)(2)
     32,000   BB&T Capital Trust V, 8.95% Pfd. 09/15/63 ............................                   897,008
    165,000   BB&T Capital Trust VI, 9.60% Pfd. 08/01/64 ...........................                 4,686,000(1)
$ 8,490,000   BBVA International Preferred, 5.919% .................................                 6,896,597**(1)(2)
$ 4,100,000   BNP Paribas, 7.195%, 144A**** ........................................                 3,925,750**(2)
$34,990,000   Capital One Capital III, 7.686% 08/15/36 .............................                36,345,863(1)
$ 5,362,000   Capital One Capital V, 10.25% 08/15/39 ...............................                 5,857,985
$ 5,350,000   Capital One Capital VI, 8.875% 05/15/40 ..............................                 5,717,812(1)
    341,100   Citigroup Capital XIII, 7.875% Pfd. 10/30/40 .........................                 9,275,021(1)
$35,100,000   Colonial BancGroup, 7.114%, 144A**** .................................                 1,755,000++
     28,800   FBOP Corporation, Adj. Rate Pfd., 144A**** ...........................                   298,944*(3)+
$ 8,785,000   Fifth Third Capital Trust IV, 6.50% 04/15/37 .........................                 8,631,262(1)
     40,000   Fifth Third Capital Trust V, 7.25% Pfd. 08/15/67 .....................                 1,000,000
    490,000   Fifth Third Capital Trust VI, 7.25% Pfd. 11/15/67 ....................                12,280,625(1)
     19,905   Fifth Third Capital Trust VII, 8.875% Pfd. 05/15/68 ..................                   522,954
      7,850   First Republic Preferred Capital Corporation, 10.50% Pfd., 144A**** ..                 8,109,050(1)
     14,500   First Tennessee Bank, Adj. Rate Pfd., 144A**** .......................                 9,511,094*
$10,285,000   First Union Institutional Capital I, 8.04% 12/01/26 ..................                10,542,341(1)
$ 1,500,000   Fleet Capital Trust II, 7.92% 12/11/26 ...............................                 1,533,750
          6   FT Real Estate Securities Company, 9.50% Pfd., 144A**** ..............                 5,895,000
              Goldman Sachs:
$ 2,550,000      Capital I, 6.345% 02/15/34 ........................................                 2,504,574(1)
$ 4,362,000      Capital II, 5.793% ................................................                 3,773,130(1)
      3,600      STRIPES Custodial Receipts, Pvt. ..................................                 2,484,000*(3)
    714,400   HSBC Holdings PLC, 8.00% Pfd., Series 2 ..............................                19,347,738**(1)(2)
$ 1,500,000   HSBC USA Capital Trust II, 8.38% 05/15/27, 144A**** ..................                 1,509,747
              HSBC USA, Inc.:
    344,300   6.50% Pfd., Series H .................................................                 8,403,089*(1)
      3,750   $2.8575 Pfd. .........................................................                   181,406*
     98,825   ING Groep NV, 8.50% Pfd. .............................................                 2,485,449**(2)

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2011 (UNAUDITED)

SHARES/$ PAR                                                                                         VALUE
------------                                                                                    --------------
PREFERRED SECURITIES -- (CONTINUED)
              BANKING -- (CONTINUED)
$ 5,900,000   JPMorgan Chase Capital XVIII, 6.95% 08/17/36, Series R ...............            $    6,208,906(1)
$ 6,500,000   JPMorgan Chase Capital XXVII, 7.00% 11/01/39, Series AA ..............                 6,827,548(1)
     30,405   Keycorp Capital VIII, 7.00% Pfd. 06/15/66 ............................                   762,025
    241,593   Keycorp Capital IX, 6.75% Pfd. 12/15/66 ..............................                 5,949,228
    279,600   Keycorp Capital X, 8.00% Pfd. 03/15/68 ...............................                 7,264,008(1)
$17,800,000   Lloyds Banking Group PLC, 6.657%, 144A**** ...........................                13,661,500**(2)+
    150,000   Morgan Stanley Capital Trust VI, 6.60% Pfd. 02/01/46 .................                 3,648,375
     78,000   National City Capital Trust II, 6.625% Pfd. 11/15/36 .................                 1,946,997
$13,825,000   National City Preferred Capital Trust I, 12.00% ......................                15,606,642(1)
$ 4,767,000   NB Capital Trust IV, 8.25% 04/15/27 ..................................                 4,910,010(1)
    164,520   PNC Financial Services, 9.875% Pfd., Series L ........................                 4,729,950*(1)
$ 2,500,000   PNC Preferred Funding Trust III, 8.70%, 144A**** .....................                 2,692,978(1)
      8,641   Sovereign REIT, 12.00% Pfd., Series A, 144A**** ......................                 9,870,182
         60   Union Planters Preferred Funding, 7.75% Pfd., Series A, 144A**** .....                 5,272,500
$ 3,000,000   Wachovia Capital Trust I, 7.64% 01/15/27, 144A**** ...................                 3,150,894
$ 8,000,000   Wachovia Capital Trust V, 7.965% 06/01/27, 144A**** ..................                 8,402,352(1)
    509,900   Wachovia Preferred Funding, 7.25% Pfd., Series A .....................                13,002,450(1)
              Washington Mutual:
$ 2,100,000      9.75%, 144A**** ...................................................                    52,500++
$10,050,000      6.534%, 144A**** ..................................................                   251,250++
$11,067,000   Webster Capital Trust IV, 7.65% 06/15/37 .............................                11,094,446(1)
    100,000   Wells Fargo & Company, 8.00% Pfd., Series J ..........................                 2,758,000*
$   650,000   Wells Fargo Capital XV, 9.75% ........................................                   716,625
                                                                                                --------------
                                                                                                   415,558,600
                                                                                                --------------
              FINANCIAL SERVICES -- 3.0%
$ 1,340,000   Ameriprise Financial, Inc., 7.518% 06/01/66 ..........................                 1,430,450(1)
$ 7,000,000   Gulf Stream-Compass 2005 Composite Notes, 144A**** ...................                 4,586,750(3)
              Heller Financial, Inc.:
    147,820      6.687% Pfd., Series C .............................................                14,449,405*
     31,730      6.95% Pfd., Series D ..............................................                 3,223,571*
              Lehman Brothers Holdings, Inc.:
     34,000      5.67% Pfd., Series D ..............................................                     9,350*++
    471,500      7.95% Pfd .........................................................                     3,536*++
     20,000   Lehman Capital Trust III, 6.375% Pfd., Series K ......................                     2,050++
$10,000,000   RACERS(R) Series 2005 AMMC V Trust, 144A**** .........................                 6,075,790(3)
$ 3,000,000   Schwab Capital Trust I, 7.50% 11/15/37 ...............................                 3,167,994(1)
                                                                                                --------------
                                                                                                    32,948,896
                                                                                                --------------

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2011 (UNAUDITED)

SHARES/$ PAR                                                                                         VALUE
------------                                                                                    --------------
PREFERRED SECURITIES -- (CONTINUED)
              INSURANCE -- 23.3%
$ 4,566,000   Ace Capital Trust II, 9.70% 04/01/30 .................................            $    5,707,500(1)(2)
$   455,000   AON Corporation, 8.205% 01/01/27 .....................................                   511,306
              Arch Capital Group Ltd.:
    117,750      7.875% Pfd., Series B .............................................                 2,979,252**(1)(2)
    100,000      8.00% Pfd., Series A ..............................................                 2,528,130**(1)(2)
$ 8,500,000   AXA SA, 6.463%, 144A**** .............................................                 7,596,875**(1)(2)
              Axis Capital Holdings:
    117,707      7.25% Pfd., Series A ..............................................                 2,990,499**(1)(2)
    281,505      7.50% Pfd., Series B ..............................................                27,816,213(1)(2)
     37,000   Corts Provident Financing Trust I, 8.50% Pfd. ........................                   998,723(1)
    558,000   Delphi Financial Group, 7.376% Pfd. 05/15/37 .........................                13,531,500(1)
$20,919,000   Everest Re Holdings, 6.60% 05/15/37 ..................................                20,552,917(1)
$ 4,650,000   Great West Life & Annuity Insurance, 7.153% 05/16/46, 144A**** .......                 4,812,750(1)
$35,418,000   Liberty Mutual Group, 10.75% 06/15/58, 144A**** ......................                46,486,125(1)
$ 6,600,000   MetLife Capital Trust IV, 7.875% 12/15/37, 144A**** ..................                 7,144,500(1)
$13,285,000   MetLife Capital Trust X, 9.25% 04/08/38, 144A**** ....................                16,141,275(1)
$13,520,000   MetLife, Inc., 10.75% 08/01/39 .......................................                18,740,140(1)
              Principal Financial Group:
     90,000      5.563% Pfd., Series A .............................................                 8,713,125*(1)
    352,000      6.518% Pfd., Series B .............................................                 8,610,448*(1)
              Renaissancere Holdings Ltd.:
    161,510      6.08% Pfd., Series C ..............................................                 3,779,334**(1)(2)
    197,779      6.60% Pfd., Series D ..............................................                 4,875,252**(1)(2)
    407,200   Scottish Re Group Ltd., 7.25% Pfd. ...................................                 3,753,895**(2)+
$ 7,500,000   Stancorp Financial Group, 6.90% 06/01/67 .............................                 7,208,940(1)
$ 7,425,000   USF&G Capital, 8.312% 07/01/46, 144A**** .............................                 8,345,440(1)
$13,000,000   USF&G Capital I, 8.50% 12/15/45, 144A**** ............................                14,912,105(1)
$12,200,000   XL Capital Ltd., 6.50%, Series E .....................................                11,407,000(1)(2)
$ 2,000,000   ZFS Finance USA Trust V, 6.50% 05/09/37, 144A**** ....................                 2,005,000
                                                                                                --------------
                                                                                                   252,148,244
                                                                                                --------------
              UTILITIES -- 23.7%
    320,000   Alabama Power Company, 6.45% Pfd. ....................................                 8,480,000*(1)
              Baltimore Gas & Electric Company:
     10,000      6.70% Pfd., Series 1993 ...........................................                 1,008,750*(1)
     10,000      7.125% Pfd., Series 1993 ..........................................                 1,009,688*

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2011 (UNAUDITED)

SHARES/$ PAR                                                                                         VALUE
------------                                                                                    --------------
PREFERRED SECURITIES -- (CONTINUED)
              UTILITIES -- (CONTINUED)
    462,029   Calenergy Capital Trust III, 6.50% Pfd. 09/01/27 .....................            $   22,870,436(1)
$18,533,000   COMED Financing III, 6.35% 03/15/33 ..................................                15,513,622(1)
      6,100   Constellation Energy Group, 8.625% Pfd. 06/15/63, Series A ...........                   167,140
$19,675,000   Dominion Resources Capital Trust I, 7.83% 12/01/27 ...................                19,956,136(1)
$15,262,000   Dominion Resources, Inc., 7.50% 06/30/66 .............................                15,889,818(1)
    296,300   Entergy Arkansas, Inc., 6.45% Pfd. ...................................                 7,166,756*(1)
     72,500   Entergy Louisiana, Inc., 6.95% Pfd. ..................................                 7,059,688*
              FPL Group Capital, Inc.:
$17,620,000      6.65% 06/15/67 ....................................................                17,554,119(1)
$ 4,000,000      7.30% 09/01/67, Series D ..........................................                 4,175,372(1)
    165,000   Georgia Power Company, 6.50% Pfd., Series 2007A ......................                17,211,563*(1)
    119,805   Indianapolis Power & Light Company, 5.65% Pfd. .......................                11,175,566*
    343,606   Interstate Power & Light Company, 8.375% Pfd., Series B ..............                 9,814,246*(1)
$ 2,386,000   PECO Energy Capital Trust III, 7.38% 04/06/28, Series D ..............                 2,386,909(1)
$24,500,000   PECO Energy Capital Trust IV, 5.75% 06/15/33 .........................                20,883,212(1)
$ 4,485,000   PPL Capital Funding, 6.70% 03/30/67, Series A ........................                 4,411,921
    218,000   PPL Electric Utilities Corporation, 6.25% Pfd. .......................                 5,463,625*(1)
$28,015,000   Puget Sound Energy, Inc., 6.974% 06/01/67 ............................                27,837,021(1)
              Southern California Edison:
    118,850      6.00% Pfd., Series C ..............................................                11,424,456*(1)
     15,245      6.125% Pfd. .......................................................                 1,508,779*
$ 2,950,000   Southern Union Company, 7.20% 11/01/66 ...............................                 2,787,750(1)
$11,000,000   Wisconsin Energy Corporation, 6.25% 05/15/67 .........................                11,000,209(1)
$10,000,000   WPS Resources Corporation, 6.11% 12/01/66 ............................                 9,736,580(1)
                                                                                                --------------
                                                                                                   256,493,362
                                                                                                --------------
              ENERGY -- 4.9%
$30,000,000   Enbridge Energy Partners LP, 8.05% 10/01/37 ..........................                32,000,700(1)
              Enterprise Products Partners:
$   565,000      7.00% 06/01/67 ....................................................                   564,850(1)
$18,956,000      8.375% 08/01/66, Series A .........................................                20,471,077(1)
                                                                                                --------------
                                                                                                    53,036,627
                                                                                                --------------
              REAL ESTATE INVESTMENT TRUST (REIT) -- 0.1%
     34,947   PS Business Parks, Inc., 6.70% Pfd., Series P ........................                   844,756
                                                                                                --------------
                                                                                                       844,756
                                                                                                --------------

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2011 (UNAUDITED)

SHARES/$ PAR                                                                                         VALUE
------------                                                                                    --------------
PREFERRED SECURITIES -- (CONTINUED)
              MISCELLANEOUS INDUSTRIES -- 0.8%
    112,750   Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A**** ..................            $    9,104,563*(1)
                                                                                                --------------
                                                                                                     9,104,563
                                                                                                --------------
              TOTAL PREFERRED SECURITIES
                 (Cost $1,027,721,114) .............................................             1,020,135,048
                                                                                                --------------
CORPORATE DEBT SECURITIES -- 4.4%
              BANKING -- 0.5%
$ 4,900,000   Goldman Sachs Group, 6.75% 10/01/37, Sub Notes .......................                 5,037,950
                                                                                                --------------
                                                                                                     5,037,950
                                                                                                --------------
              FINANCIAL SERVICES -- 0.1%
$ 4,726,012   Lehman Brothers, Guaranteed Note, Variable Rate, 12/16/16, 144A**** ..                   860,134(3)++
                                                                                                --------------
                                                                                                       860,134
                                                                                                --------------
              INSURANCE -- 1.6%
$15,750,000   Liberty Mutual Insurance, 7.697% 10/15/97, 144A**** ..................                14,286,132(1)
$ 2,500,000   UnumProvident Corporation, 7.25% 03/15/28 ............................                 2,618,850(1)
                                                                                                --------------
                                                                                                    16,904,982
                                                                                                --------------
              UTILITIES -- 1.7%
              Southern Union Company:
$ 9,300,000      7.60% 02/01/24, Senior Notes ......................................                10,279,336(1)
$ 7,587,000      8.25% 11/15/29, Senior Notes ......................................                 8,630,956(1)
                                                                                                --------------
                                                                                                    18,910,292
                                                                                                --------------
              MISCELLANEOUS INDUSTRIES -- 0.5%
     16,500   Corp-Backed Trust Certificates, 7.00% 11/15/28, Series Sprint ........                   392,700(1)
              Pulte Homes, Inc.:
     58,240      7.375% 06/01/46 ...................................................                 1,415,960(1)
$ 3,550,000      7.875% 06/15/32 ...................................................                 3,283,750(1)
                                                                                                --------------
                                                                                                     5,092,410
                                                                                                --------------
              TOTAL CORPORATE DEBT SECURITIES
                 (Cost $48,995,371) ................................................                46,805,768
                                                                                                --------------

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2011 (UNAUDITED)

SHARES/$ PAR                                                                                         VALUE
------------                                                                                    --------------
COMMON STOCK -- 0.2%
              BANKING -- 0.2%
     54,740   CIT Group, Inc. ......................................................            $    2,371,337*+
                                                                                                --------------
              TOTAL COMMON STOCK
                 (Cost $10,901,025) ................................................                 2,371,337
                                                                                                --------------
MONEY MARKET FUND -- 0.1%
  1,106,819   BlackRock Liquidity Funds, T-Fund ....................................                 1,106,819
              TOTAL MONEY MARKET FUND
                 (Cost $1,106,819) .................................................                 1,106,819
                                                                                                --------------
TOTAL INVESTMENTS (Cost $1,088,724,329***) .........................................   98.9%     1,070,418,972
OTHER ASSETS AND LIABILITIES (Net) .................................................    1.1%        12,356,052
                                                                                      -----     --------------
TOTAL MANAGED ASSETS ...............................................................  100.0%+++ $1,082,775,024
                                                                                      -----     --------------
LOAN PRINCIPAL BALANCE .............................................................              (358,675,000)
                                                                                                --------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK .........................................            $  724,100,024
                                                                                                ==============

----------
* Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.

**   Securities distributing Qualified Dividend Income only.

***  Aggregate cost of securities held.

**** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At February 28, 2011, these securities amounted to $219,587,480 or 20.3% of total managed assets.

(1) All or a portion of this security is pledged as collateral for the Fund's loan. The total value of such securities was $754,630,669 at February 28, 2011.

(2)  Foreign Issuer.

(3)  Illiquid.

+    Non-income producing.

++ The issuer has filed for bankruptcy protection. As a result, the Fund may not be able to recover the principal invested and also does not expect to receive income on this security going forward.

+++ The percentage shown for each investment category is the total value of that category as a percentage of total managed assets.

             ABBREVIATIONS:
CORTS        -- Corporate-Backed Trust Securities
PFD.         -- Preferred Securities
PVT.         -- Private Placement Securities
RACERS       -- Restructured Asset Certificates with Enhanced Returns
REIT         -- Real Estate Investment Trust
STRIPES      -- Structured Residual Interest Preferred Enhanced Securities

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated STATEMENT OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1)
FOR THE PERIOD FROM DECEMBER 1, 2010 THROUGH FEBRUARY 28, 2011 (UNAUDITED)

                                                                                     VALUE
                                                                                  ------------
OPERATIONS:
   Net investment income ......................................................   $ 17,163,649
   Net realized gain/(loss) on investments sold during the period .............      3,944,582
   Change in net unrealized appreciation/depreciation of investments ..........     20,190,503
                                                                                  ------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................     41,298,734
DISTRIBUTIONS:
   Dividends paid from net investment income to Common Stock Shareholders(2) ..    (18,435,044)
                                                                                  ------------
   TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS ...........................    (18,435,044)
FUND SHARE TRANSACTIONS:
   Increase from shares issued under the Dividend Reinvestment and
      Cash Purchase Plan ......................................................        608,995
                                                                                  ------------
   NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK RESULTING FROM
      FUND SHARE TRANSACTIONS .................................................        608,995
NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK ..........................             --
                                                                                  ------------
   FOR THE PERIOD .............................................................   $ 23,472,685
                                                                                  ============
NET ASSETS AVAILABLE TO COMMON STOCK:
    Beginning of period .......................................................   $700,627,339
    Net increase in net assets during the period ..............................     23,472,685
                                                                                  ------------
    End of period .............................................................   $724,100,024
                                                                                  ============

----------
(1) These tables summarize the three months ended February 28, 2011 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2010.

(2)  May include income earned, but not paid out, in prior fiscal year.

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                                         FINANCIAL HIGHLIGHTS(1)
      FOR THE PERIOD FROM DECEMBER 1, 2010 THROUGH FEBRUARY 28, 2011 (UNAUDITED)
                     FOR A COMMON STOCK SHARE OUTSTANDING THROUGHOUT THE PERIOD.

PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period ..............................................   $     16.35
                                                                                         -----------
INVESTMENT OPERATIONS:
   Net investment income .............................................................          0.40
   Net realized and unrealized gain/(loss) on investments ............................          0.56
                                                                                         -----------
   Total from investment operations ..................................................          0.96
                                                                                         -----------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
   From net investment income ........................................................         (0.43)
                                                                                         -----------
   Total distributions to Common Stock Shareholders ..................................         (0.43)
                                                                                         -----------
   Net asset value, end of period ....................................................   $     16.88
                                                                                         ===========
   Market value, end of period .......................................................   $     17.01
                                                                                         -----------
   Common Stock shares outstanding, end of period ....................................    42,885,580
                                                                                         ===========
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
   Net investment income+ ............................................................          9.86%*
   Operating expenses including interest expense .....................................          1.72%*
   Operating expenses excluding interest expense .....................................          1.06%*
SUPPLEMENTAL DATA:++
   Portfolio turnover rate ...........................................................             5%**
   Total managed assets, end of period (in 000's) ....................................   $ 1,082,775
   Ratio of operating expenses including interest expense to total managed assets ....          1.15%*
   Ratio of operating expenses excluding interest expense to total managed assets ....          0.71%*

(1) These tables summarize the three months ended February 28, 2011 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2010.

*    Annualized.

**   Not annualized.

+ The net investment income ratios reflect income net of operating expenses, including interest expense.

++ Information presented under heading Supplemental Data includes loan principal balance.

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated FINANCIAL HIGHLIGHTS (CONTINUED)
PER SHARE OF COMMON STOCK (UNAUDITED)

                                   TOTAL                                   DIVIDEND
                                 DIVIDENDS   NET ASSET       NYSE        REINVESTMENT
                                   PAID        VALUE     CLOSING PRICE     PRICE (1)
                                 ---------   ---------   -------------   ------------
December 31, 2010 - Extra ....    $0.0400      $16.34        $16.21         $16.28
December 31, 2010 ............     0.1300       16.34         16.21          16.28
January 31, 2011 .............     0.1300       16.56         16.58          16.56
February 28, 2011 ............     0.1300       16.88         17.01          16.88

----------
(1) Whenever the net asset value per share of the Fund's Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   AGGREGATE INFORMATION FOR FEDERAL INCOME TAX PURPOSES

     At February 28, 2011, the aggregate cost of securities for federal income tax purposes was $1,090,327,144, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $100,867,251 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $120,775,423.

2.   ADDITIONAL ACCOUNTING STANDARDS

     Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period. A summary of the inputs used to value the Fund's investments as of February 28, 2011 is as follows:


                                                                               LEVEL 2        LEVEL 3
                                               TOTAL            LEVEL 1      SIGNIFICANT   SIGNIFICANT
                                              VALUE AT          QUOTED       OBSERVABLE    UNOBSERVABLE
                                         FEBRUARY 28, 2011       PRICE         INPUTS         INPUTS
                                         -----------------   ------------   ------------   ------------
Preferred Securities
   Banking                                 $  415,558,600    $261,514,318   $153,745,338    $   298,944
   Financial Services                          32,948,896              --     26,261,491      6,687,405
   Insurance                                  252,148,244     132,559,073    119,589,171             --
   Utilities                                  256,493,362      25,871,204    230,622,158             --
   Energy                                      53,036,627              --     53,036,627             --
   Real Estate Investment Trust (REIT)            844,756         844,756             --             --
   Miscellaneous Industries                     9,104,563              --      9,104,563             --
Corporate Debt Securities                      46,805,768      25,756,902     20,188,732        860,134
Common Stock
   Banking                                      2,371,337       2,371,337             --             --
Money Market Fund                               1,106,819       1,106,819             --             --
                                           --------------    ------------   ------------   ------------
Total Investments                          $1,070,418,972    $450,024,409   $612,548,080    $ 7,846,483
                                           ==============    ============   ============   ============

     The Fund did not have any significant transfers in and out of Level 1 and Level 2 during the period.

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     The Fund's investments in Level 2 and Level 3 are based primarily on market information, where available. This includes, but is not limited to, prices provided by third-party providers, observable trading activity (including the recency, depth, and consistency of such information with quoted levels), and the depth and consistency of broker-quoted prices. In the event market information is not directly available, comparable information may be observed for securities that are similar in many respects to those being valued. The Fund may employ an income approach for certain securities that also takes into account credit risk, interest rate risk, and potential recovery prospects.

     The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                          PREFERRED SECURITIES
                                                         ---------------------
                                                                     FINANCIAL   CORPORATE DEBT
                                     TOTAL INVESTMENTS    BANKING    SERVICES      SECURITIES
                                     -----------------   --------   ----------   --------------
BALANCE AS OF 11/30/10                   $6,068,024      $127,411   $5,291,259      $649,354
Accrued discounts/premiums                       --            --           --            --
Realized gain/(loss)                             --            --           --            --
Change in unrealized appreciation/
   (depreciation)                         1,778,459       171,533    1,396,146       210,780
Net purchases/(sales)                            --            --           --            --
Transfers in and/or out of Level 3               --            --           --            --
                                         ----------      --------   ----------      --------
BALANCE AS OF 2/28/11                    $7,846,483      $298,944   $6,687,405      $860,134

     For the period ended February 28, 2011 total change in unrealized gain/(loss) on Level 3 securities still held at period-end and included in the change in net assets was $1,778,459.

                      [This page intentionally left blank]

DIRECTORS

     Donald F. Crumrine, CFA
          Chairman of the Board
     David Gale
     Morgan Gust
     Karen H. Hogan
     Robert F. Wulf, CFA

OFFICERS

     Donald F. Crumrine, CFA
          Chief Executive Officer
     Robert M. Ettinger, CFA
          President
     R. Eric Chadwick, CFA
          Chief Financial Officer,
          Vice President and Treasurer
     Chad C. Conwell
          Chief Compliance Officer,
          Vice President and Secretary
     Bradford S. Stone
          Vice President and
          Assistant Treasurer
     Laurie C. Lodolo
          Assistant Compliance Officer,
          Assistant Treasurer and
          Assistant Secretary
     Linda M. Puchalski
          Assistant Treasurer

INVESTMENT ADVISER

     Flaherty & Crumrine Incorporated
     e-mail: flaherty@pfdincome.com

SERVICING AGENT
     Guggenheim Funds Distributors, Inc.
     1-866-233-4001

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND?

-    If your shares are held in a Brokerage Account, contact your Broker.

- If you have physical possession of your shares in certificate form, contact the Fund's Transfer Agent --

          BNY Mellon Shareowner Services
          1-866-351-7446

THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.


                      (FLAHERTY & CRUMRINE/CLAYMORE LOGO)
                              PREFERRED SECURITIES
                                  INCOME FUND

                                    Quarterly
                                     Report

                                February 28, 2011

                               www.fcclaymore.com

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Flaherty & Crumrine/Claymore Preferred Securities Income Fund
             Incorporated


By (Signature and Title)* /s/ Donald F. Crumrine
                          ------------------------------------------------------
                          Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                          (principal executive officer)

Date 4/21/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Donald F. Crumrine
                          ------------------------------------------------------
                          Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                          (principal executive officer)

Date 4/21/11


By (Signature and Title)* /s/ R. Eric Chadwick
                          ------------------------------------------------------
                          R. Eric Chadwick, Chief Financial Officer, Treasurer and Vice President
                          (principal financial officer)

Date 4/21/11

* Print the name and title of each signing officer under his or her signature.